SUBSEQUENT EVENTS (Details Narrative)					2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2026 USD ($)	Jan. 28, 2026 USD ($) $ / shares	Jan. 14, 2026 USD ($)	Dec. 31, 2024 USD ($) Integer	Mar. 26, 2026 USD ($) Integer	Jun. 30, 2026 USD ($) Integer	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2026 USD ($) Integer $ / shares	Jun. 30, 2025 USD ($) Integer	Dec. 31, 2025 USD ($) Integer $ / shares	Dec. 31, 2024 USD ($) Integer	Dec. 24, 2015 USD ($)
Subsequent Event [Line Items]
Gain (Loss) on sale of properties						$ (21,997)	$ 323,359	$ 150,099	$ 564,258	$ 950,434	$ 3,426,572
Number of publicly traded | Integer				0						0	0
Number of publicly traded call options | Integer				0						0	0
Discontinued Operations, Disposed of by Sale [Member]
Subsequent Event [Line Items]
Number of real estate properties | Integer				51		9	13	9	13	20	51
Real estate property, consideration transferred, total								$ 4,000,000.0	$ 5,900,000	$ 9,800,000	$ 24,800,000
Gain (Loss) on sale of properties				$ 3,400,000				$ 200,000	$ 600,000	$ 1,000,000.0
Promissory Note [Member] | Bancorp Bank [Member]
Subsequent Event [Line Items]
Debt instrument, face amount												$ 17,727,500
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate, percentage								9.375%		9.375%
Preferred stock, dividend rate, | $ / shares		$ 0.19531						$ 2.34375		$ 2.34375
Subsequent Event [Member] | Discontinued Operations, Disposed of by Sale [Member]
Subsequent Event [Line Items]
Number of real estate properties | Integer					5
Gain (Loss) on sale of properties					$ 100,000
Subsequent Event [Member] | Dakota Center [Member]
Subsequent Event [Line Items]
Sale of real estate			$ 5,125,000
Real estate property, consideration transferred, total			$ 2,500,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate, percentage		9.375%
Preferred stock, dividend rate, | $ / shares		$ 0.19531
Preferred stock dividend suspension		$ 2,300,000
Argentic Services Company LP [Member] | Forclosure of Shea Center II [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum credit bid	$ 12,000,000.0
Noncash or part noncash divestiture, amount of consideration received	$ 0